Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options Granted One [Member] Installment	Dec. 31, 2012 Stock Options Granted Two [Member] Installment	Dec. 31, 2012 Stock Option Granted Three [Member] Installment	Jan. 03, 2011 Restricted Stock Options Granted One [Member]	Jul. 01, 2011 Restricted Stock Options Granted Two [Member]	Jan. 03, 2012 Restricted Stock Options Granted Three [Member]	Jul. 02, 2012 Restricted Stock Options Granted Four [Member]	Dec. 31, 2012 Maximum [Member]
Stock-Based Compensation (Textual) [Abstract]
Maximum Grant of stock options or restricted stock awards											223,448
Maximum term of vesting period of stock options or restricted stock awards	10 years			10 years	10 years	10 years
Granted options to purchase shares of stock				58,000	43,000	58,000	3,744	3,552	3,330	1,866
Compensation expense related to the awards	$ 74	$ 40	$ 23				$ 50	$ 48	$ 49	$ 28
Outstanding options to purchase shares of stock	131,200	84,500		40,000	35,200	56,000
Exercise price of the options				$ 18.03	$ 13.22	$ 14.10
Options exercised	1,500			0	1,500	0
Vesting period of installments				5 years	5 years	5 years
Number of installments				5	5	5
Stock-Based Compensation (Additional Textual) [Abstract]
Tax benefit (deficit) on exercise of options	25	14	8
Total unrecognized compensation cost related to nonvested stock options granted	$ 79	$ 60	$ 117
Cost expected to be recognized over a weighted-average period	3 years 7 months 6 days